Retirement Benefit Plans - Benefit Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Projected benefit obligation	$ 37,932	$ 27,921
Accumulated benefit obligation	34,179	25,596
Fair value of plan assets	$ 22,980	$ 15,676